SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 14:-	SUBSEQUENT EVENTS

In February 2015, the Company signed an agreement to lease new offices for RRL. The agreement term is for 10 years (out of which 7 years are non-cancelable) and the Company expects to pay under this new lease agreement a total amount of approximately $2 million during the 10-year term.